Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long term debt	€ 1,830	€ 1,217
Less current portion	(491)	(383)
Total long-term portion	1,339	834
FRANCE
Long term debt	526	700
JAPAN
Long term debt	628	40
GERMANY
Long term debt	632	399
ITALY
Long term debt	27	78
Malaysia 1 [Member]
Long term debt	€ 17